Intangible Assets - Schedule of Amortization Expense (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Schedule of Amortization Expense [Abstract]
Second half of 2026	$ 12,313
2027	17,405
2028	1,611
2029	279
2030	10
Thereafter	$ 11